Intangible Assets, Goodwill and Other Long Term Assets	12 Months Ended
Dec. 31, 2023
Intangible Assets, Goodwill and Other Long Term Assets [Abstract]
Intangible Assets, Goodwill and Other Long Term Assets

Note 11: - Intangible Assets, Goodwill and Other Long Term Assets

	December 31,
	2023	2022
	U.S. Dollars in thousands

Intangible Assets and Goodwill	139,955	147,009
Long term pre-paid expenses	510	63
Total Other Long-Term Assets	$140,465	$147,072

1.	Intangible Assets:

(a)	Composition and changes

2023

	Intellectual property	Customer Relationships	Goodwill	Other Intangibles (1)	Total
	U.S. Dollars in thousands
Cost:
Balance as of January 1, 2023	80,103	$33,514	$30,313	$11,101	$155,031
Purchases	-	-	-	129	129
Balance as of December 31, 2023	$80,103	$33,514	$30,313	$11,230	$155,160

Accumulated amortization and impairment:
Balance as of January 1, 2023	5,853	1,855	-	314	8,022
Amortization recognized in the year	5,376	1,676	-	131	7,183
Balance as of December 31, 2023	11,229	3,531	-	444	15,204

Amortized cost at December 31, 2023	$68,874	$29,983	$30,313	$10,785	$139,955

(1)	Includes assumed contract manufacturing agreement and distribution right of certain therapeutic products to be distributed in Israel, subject to IL MOH and or EMA marketing authorization. The Company was required to make certain upfront and milestone payments on account of such distribution rights. These payments are accounted for as long-term assets through obtaining IL MOH marketing authorization and will subsequently be amortized during the expected distribution right’s useful life.

2022

	Intellectual property	Customer Relationships	Goodwill	Other Intangibles(1)	Total
	U.S. Dollars in thousands
Cost:
Balance as of January 1, 2022	80,103	33,514	30,313	10,501	154,431
Purchases	-	-	-	600	600
Balance as of December 31, 2022	$80,103	$33,514	$30,313	$11,101	$155,031

Accumulated amortization and impairment:
Balance as of January 1, 2022	477	179	-	183	839
Amortization recognized in the year	5,376	1,676	-	131	7,183
Balance as of December 31, 2022	5,853	1,855	-	314	8,022

Amortized cost at December 31, 2022	$74,250	$31,659	$30,313	$10,787	$147,009

(b)	Amortization:

Amortization expenses of intangible assets are classified in statement of profit or loss as follows:

	Year ended December 31,
	2023	2022	2021
	USD in thousands
Cost of goods sold	5,376	5,376	574
Selling and marketing expenses	1,807	1,807	265

	7,183	7,183	839

(d)	Allocation of goodwill to cash-generating units

	December 31,
	2023	2022
	U.S. Dollars in thousands

Proprietary	$30,313	$30,313

The goodwill is attributed to the Proprietary Products segment, which represent the lowest level within the Company at which goodwill is monitored for internal management purposes.

Impairment test of goodwill for the year ended on December 31, 2023:

Impairment loss for goodwill is recognized if the recoverable amount of the goodwill is less than the carrying amount. The recoverable amount is the greater of fair value less costs of disposal, or value in use of the relevant reporting level (i.e., a CGU of a group of CGUs).

The Company performed an assessment for goodwill impairment for its Proprietary Products segment, which is the level at which goodwill is monitored for internal management purposes, and concluded that the fair value of the Proprietary Products segment exceeds the carrying amount by approximately 16%. The carrying amount of goodwill assigned to this segment is in the amount of $30,313 thousand.

When evaluating the fair value of the Proprietary Products segment, the Company used a discounted cash flow model which utilized Level 3 measures that represent unobservable inputs. Key assumptions used to determine the estimated fair value include: (a) internal cash flows forecasts for 5 years following the assessment date, including expected revenue growth, costs to produce, operating profit margins and estimated capital needs; (b) an estimated terminal value using a terminal year long-term future growth rate of -4.8% determined based on the long-term expected prospects of the reporting unit; and (c) a discount rate (post-tax) of 11.8 % which reflects the weighted-average cost of capital adjusted for the relevant risk associated with the Proprietary Products segment’s operations.

Actual results may differ from those assumed in the Company’s valuation method. It is reasonably possible that the Company’s assumptions described above could change in future periods. If any of these were to vary materially from the Company’s plans, it may record impairment of goodwill allocated to this reporting unit in the future. A hypothetical decrease in the growth rate of 1% or an increase of 1% to the discount rate would have reduced the fair value of the Proprietary Products segment reporting unit by approximately $4,800 thousand and $21,000 thousand, respectively. The sensitivity analysis described above does not lead to increase of the recoverable amount over the carrying amount.

Based on the Company’s assessment as of December 31, 2023, no goodwill was determined to be impaired.